SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Loss for the year attributable to the owners of Genetic Technologies Limited	$ (7,077,619)	$ (6,294,775)	$ (6,425,604)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	8,544,157,979	4,155,017,525	2,635,454,870